Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Equity accounted	£ 24	£ 295
Group
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	24	30
Investments in joint ventures accounted for using equity method	0	265
Equity accounted	24	295
Parent
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	13	19
Investments in joint ventures accounted for using equity method	0	100
Equity accounted	13	119
Associates [member]
Disclosure of associates and joint ventures [line items]
Profit/(loss) from continuing operations	(1)	19
Other comprehensive income / (expenses)	(3)	0
Total comprehensive income/(loss) from continuing operations	(4)	19
Associates [member] | Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Profit/(loss) from continuing operations	2	43
Other comprehensive income / (expenses)	0	2
Total comprehensive income/(loss) from continuing operations	£ 2	£ 45